MProved Systematic Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020

	Shares	Value

SHORT TERM INVESTMENTS - 57.41%
Money Market Funds - 57.41%
First American Government Obligations Fund, Class X, 0.07%(a)	8,712,000	$8,712,000
First American Treasury Obligations Fund, Class X, 0.06%(a)	8,711,999	8,711,999
Total Short Term Investments
(Cost $17,423,999)		17,423,999

Total Investments
(Cost $17,423,999) - 57.41%		17,423,999
Assets In Excess of Other Liabilities - 42.59% (b)		12,927,598
Total Net Assets - 100.00%		$30,351,597

(a)	The rate quoted is the annualized seven-day effective yield as of September 30, 2020.
(b)	The Fund has the ability to commit all or a portion of the assets as collateral for open swap contracts. The total value of such assets as of September 30, 2020 is $29,993,279.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund services"). Geographic location is in the United States unless otherwise noted.

MProved Systematic Merger Arbitrage Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
September 30, 2020
Counterparty	Security	Maturity Date	Pay/ Receive Financing Rate	Financing Rate	Pyment Frequency	Number of Shares/Units	Notional Amount	Upfront Payment	Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	Acacia Communications, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,167	$146,015	$-	$(405)
JP Morgan Securities	Acacia Communications, Inc.	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	20,844	1,404,520	-	(2,109)
Goldman Sachs	Advanced Disposal Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,188	96,207	-	(6,177)
JP Morgan Securities	Advanced Disposal Services, Inc.	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	38,661	1,168,382	-	(27,111)
Goldman Sachs	Aimmune Therapeutics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	26,480	911,991	-	6,275
JP Morgan Securities	Bankia SA	12/2/2020	Receive	0.300% + 1 Month EURIBOR	Monthly	25,065	36,371	-	(1,043)
Goldman Sachs	BMC Stock Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23,287	997,187	-	53,732
Goldman Sachs	Cineplex, Inc.	12/10/2025	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	1,606	9,169	-	(32,219)
JP Morgan Securities	Cineplex, Inc.	12/2/2020	Pay	0.300% + Canadian Bankers Acceptance Rate	Monthly	8,592	45,840	-	(56,196)
JP Morgan Securities	Delphi Technologies plc	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	35,462	592,415	-	45,178
Goldman Sachs	Delphi Technologies plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,924	48,848	-	4,723
JP Morgan Securities	E*Trade Financial Corporation	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	41,971	2,100,031	-	(50,777)
JP Morgan Securities	Fitbit, Inc. - Class A	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	143,235	996,656	-	85,014
Goldman Sachs	Fitbit, Inc. - Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11,811	82,098	-	(2,207)
Goldman Sachs	GCI Liberty, Inc. - Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,751	389,290	-	1,428
Goldman Sachs	Grubhub, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16,945	1,225,326	-	89,930
JP Morgan Securities	Hastings Group Holdings plc	12/2/2020	Pay	0.300% + 1 Month LIBOR GBP	Monthly	118,653	394,410	-	(94)
JP Morgan Securities	Immunomedics, Inc.	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	6,274	533,367	-	2,182
Goldman Sachs	Immunomedics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7,617	647,566	-	1,342
JP Morgan Securities	Ingenico Group	12/2/2020	Receive	0.300% + 1 Month EURIBOR	Monthly	13,423	2,027,877	-	(3,015)
JP Morgan Securities	Livongo Health, Inc.	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	14,526	2,033,791	-	82,169
Goldman Sachs	Maxim Integrated Products, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	32,114	2,170,624	-	(60,329)
Goldman Sachs	Momenta Pharmaceuticals, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	26,043	1,366,370	-	7,962
Goldman Sachs	NetEnt AB	12/10/2025	Pay	0.350% + Stockholm Interbank Offered Rate	Monthly	91,392	763,522	-	(30,155)
JP Morgan Securities	SDL plc	12/2/2020	Pay	0.300% + 1 Month LIBOR GBP	Monthly	5,361	47,366	-	(3,766)
Goldman Sachs	Sunrise Communications Group AG	12/10/2025	Receive	0.350% + 1 Month ICE LIBOR CHF	Monthly	18,069	2,164,111	-	1
Goldman Sachs	TD Ameritrade Holding Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	35,459	1,387,644	-	(143,109)
Goldman Sachs	Tiffany & Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8,406	978,307	-	(59,704)
JP Morgan Securities	Tiffany & Company	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	187	21,662	-	64
Goldman Sachs	The Unilever Group	12/10/2025	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	26,433	1,569,828	-	99,290
Goldman Sachs	Varian Medical Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7,833	1,346,918	-	(15,647)
JP Morgan Securities	Varian Medical Systems, Inc.	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	5,377	924,568	-	(9,934)
JP Morgan Securities	Willis Towers Watson plc	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	11,074	2,319,366	-	99,952
Goldman Sachs	Wright Medical Group N.V.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,499	137,233	-	6,139
JP Morgan Securities	Wright Medical Group N.V.	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	52,342	1,598,079	-	28,873
SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	Analog Devices, Inc.	12/10/2025	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19,170)	(2,238,126)	-	(2,683)
JP Morgan Securities	Aon plc - Class A	12/2/2020	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(11,398)	(2,351,708)	-	(126,256)
Goldman Sachs	BorgWarner, Inc.	12/10/2025	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,532)	(59,356)	-	(7,947)
JP Morgan Securities	BorgWarner, Inc.	12/2/2020	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(14,621)	(566,492)	-	(19,614)
Goldman Sachs	Builders FirstSource, Inc.	12/10/2025	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30,463)	(993,774)	-	(46,224)
JP Morgan Securities	CaixaBank SA	12/2/2020	Pay	-0.300% + 1 Month EURIBOR	Monthly	(17,060)	(36,092)	-	1,401
Goldman Sachs	The Charles Schwab Corporation	12/10/2025	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37,982)	(1,376,067)	-	147,546
Goldman Sachs	Evolution Gaming Group AB	12/10/2025	Pay	-0.350% + SEK Overnight Deposit Rate	Monthly	(11,769)	(766,391)	-	25,952
Goldman Sachs	Just Eat Takeaway.com N.V.	12/10/2025	Pay	-0.350% + EMMI EURO Overnight Index Average	Monthly	(11,048)	(1,210,683)	-	(84,562)
Goldman Sachs	Liberty Broadband Corporation - Class C	12/10/2025	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,710)	(387,214)	-	(2,578)
JP Morgan Securities	Morgan Stanley	12/2/2020	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(43,259)	(2,091,863)	-	57,359
JP Morgan Securities	RWS Holdings plc	12/2/2020	Pay	-0.300% + 1 Month LIBOR GBP	Monthly	(6,468)	(47,423)	-	3,797
JP Morgan Securities	Teladoc Health, Inc.	12/2/2020	Pay	-0.400% + 1 Month LIBOR USD	Monthly	(8,472)	(1,857,660)	-	(53,412)
Goldman Sachs	The Unilever Group	12/10/2025	Pay	-0.300% + Sterling Overnight Index Average	Monthly	(25,986)	(1,575,628)	-	(109,886)
Goldman Sachs	Worldline SA	12/10/2025	Pay	-0.350% + ESTR Volume Weighted Trimmed Mean Rate	Monthly	(3)	(233)	-	(22)
JP Morgan Securities	Worldline SA	12/2/2020	Pay	-0.300% + 1 Month Euro Interbank Offered Rate	Monthly	(20,919)	(1,670,459)	-	19,478
									$(87,394)

* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
CHF – Swiss Franc
EURIBOR - Euribor (Euro Interbank Offered Rate)
GBP - British Pound
LIBOR - London Interbank Offered Rate
SEK - Swedish Kroner
USD - US Dollar

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a  particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at  their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of September 30, 2020:

MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short Term Investments	$17,423,999	$-	$-	$17,423,999
Swap Contracts(1)	-	72,140	-	72,140
	$17,423,999	$72,140	$-	$17,496,139

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Swap Contracts(1)	$-	$(159,534)	$-	$(159,534)
	$-	$(159,534)	$-	$(159,534)

(2) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

During the period ended September 30, 2020, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.